Financing Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt and Financing Obligations [Line Items]
Borrowings	$ 7.5	$ 304.9
Less: Current portion of financing obligations	(4.2)	(3.6)
Non-current portion of non-current borrowings	3.3	301.3
Revolving Credit Facility [Member]
Debt and Financing Obligations [Line Items]
Borrowings	0.0	0.0
Senior Secured Notes [Member]
Debt and Financing Obligations [Line Items]
Borrowings	0.0	297.6
Equipment Financing Obligations [Member]
Debt and Financing Obligations [Line Items]
Borrowings	$ 7.5	$ 7.3